Mortgage Servicing Rights - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 243,600	$ 222,400
Gain (Loss) on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	(45)	(183)	$ 18
Loan servicing and ancillary fees	$ 754	$ 725	$ 718